Supplemental cash flow information (Narrative) (Details)		1 Months Ended				12 Months Ended
	Jan. 05, 2018 CAD ($) Share	Jul. 31, 2018 shares	Dec. 27, 2017 CAD ($) Share	Dec. 20, 2017 CAD ($) Share	Oct. 24, 2017 CAD ($) Share	Dec. 31, 2018 CAD ($) warrant shares	Dec. 31, 2017 CAD ($) warrant
Statements [Line Items]
Number of broker warrants granted in share based payment arrangement	36,800		75,000	98,600	396,000	36,800	569,600
Fair value of broker warrants granted in share based payment arrangement	$ 9,164		$ 22,333	$ 18,762	$ 111,210	$ 9,164	$ 152,305
Number of shares received on sale of net smelter return royalty | shares		1,125,000				1,125,000
Fair value of common shares issue						$ 8,325,000
Recovery of exploration and evaluation asset recovery						899,147
Exploration And Evaluation Asset Expenditures Included In Accounts Payable And Accrued Liabilities						$ 216,360	$ 0